Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Disclosure Of Right Of Use Assets and Depreciation
Baytex had the following right-of-use assets:

	Office Leases	Field Equipment	Vehicles and Other	Total
Balance, December 31, 2023	$15,226	$12,029	$890	$28,145
Additions	157	7,290	423	7,870
Modifications	—	1,752	267	2,019
Depreciation	(2,650)	(5,093)	(850)	(8,593)
Transfers to oil and gas properties (note 6)	—	(8,210)	—	(8,210)
Foreign currency translation	358	475	4	837
Balance, December 31, 2024	$13,091	$8,243	$734	$22,068
Additions	106	17,918	1,052	19,076
Dispositions	(2,896)	(5,865)	(8)	(8,769)
Modifications	(1,904)	4,579	(68)	2,607
Depreciation	(2,393)	(10,642)	(760)	(13,795)
Foreign currency translation	(159)	(216)	—	(375)
Balance, December 31, 2025	$5,845	$14,017	$950	$20,812

Disclosure of Future Commitment Obligations
Baytex had the following future commitments associated with its lease obligations:

	December 31, 2025	December 31, 2024
Less than 1 year	$8,487	$10,788
1 - 3 years	10,690	9,175
3 - 5 years	7,097	7,200
After 5 years	—	1,928
Total lease payments	$26,274	$29,091
Amounts representing interest over the term of the lease	(3,255)	(4,439)
Present value of net lease payments	$23,019	$24,652
Less current portion of lease obligations	7,175	9,193
Non-current portion of lease obligations	$15,844	$15,459

The Company recorded interest expense related to its lease obligations of $1.3 million and recorded lease payments, excluding interest, of $13.3 million for the year ended December 31, 2025 ($1.3 million and $15.5 million, respectively for the year ended December 31, 2024).